4. STOCK-BASED COMPENSATION (Sept. 2017 Note) (Details - Options by exercise price) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Stock Options [Member]
Range of exercise prices	$0.27-$7.75	0.27 to 7.75
Number of shares outstanding	1,078,400	1,078,400	1,136,000	1,079,079
Weighted average contractual life	6 years 9 months 3 days	7 years 4 days	8 years	8 years 5 months 16 days
Weighted average exercise price	$ 0.78	$ 0.78	$ 0.79	$ 1.43
Exercisable number of shares	953,400	953,400
Exercisable weighted average exercise price	$ 0.81	$ 0.81
Option 1 [Member]
Range of exercise prices	0.27	0.27
Number of shares outstanding	40,000	40,000
Weighted average contractual life	3 years 9 months 14 days	4 years 15 days
Weighted average exercise price	$ 0.27	$ 0.27
Exercisable number of shares	40,000	40,000
Exercisable weighted average exercise price	$ 0.27	$ 0.27
Option 2 [Member]
Range of exercise prices	0.40	0.4
Number of shares outstanding	15,000	15,000
Weighted average contractual life	9 years 6 months 29 days	9 years 9 months 29 days
Weighted average exercise price	$ 0.40	$ 0.4
Exercisable number of shares	5,000	5,000
Exercisable weighted average exercise price	$ 0.40	$ 0.4
Option 3 [Member]
Range of exercise prices	0.48	0.48
Number of shares outstanding	60,000	60,000
Weighted average contractual life	8 years 6 months	8 years 9 months
Weighted average exercise price	$ 0.48	$ 0.48
Exercisable number of shares	40,000	40,000
Exercisable weighted average exercise price	$ 0.48	$ 0.48
Option 4 [Member]
Range of exercise prices	0.50	0.5
Number of shares outstanding	80,000	100,000
Weighted average contractual life	8 years 8 months 23 days	8 years 11 months 23 days
Weighted average exercise price	$ 0.50	$ 0.5
Exercisable number of shares	45,000	65,000
Exercisable weighted average exercise price	$ 0.50	$ 0.5
Option 5 [Member]
Range of exercise prices	0.50	0.55
Number of shares outstanding	20,000	29,500
Weighted average contractual life	3 years 8 months 19 days	4 years 7 months 13 days
Weighted average exercise price	$ 0.50	$ 0.55
Exercisable number of shares	20,000	29,500
Exercisable weighted average exercise price	$ 0.50	$ 0.55
Option 6 [Member]
Range of exercise prices	0.55	0.73
Number of shares outstanding	29,500	539,500
Weighted average contractual life	4 years 4 months 9 days	7 years 10 months 17 days
Weighted average exercise price	$ 0.55	$ 0.73
Exercisable number of shares	29,500	479,500
Exercisable weighted average exercise price	$ 0.55	$ 0.73
Option 7 [Member]
Range of exercise prices	0.73	0.85
Number of shares outstanding	539,500	9,000
Weighted average contractual life	7 years 7 months 17 days	5 years 6 months 3 days
Weighted average exercise price	$ 0.73	$ 0.85
Exercisable number of shares	479,500	9,000
Exercisable weighted average exercise price	$ 0.73	$ 0.85
Option 8 [Member]
Range of exercise prices	0.85	0.9
Number of shares outstanding	9,000	9,000
Weighted average contractual life	5 years 3 months 4 days	6 years 6 months 3 days
Weighted average exercise price	$ 0.85	$ 0.9
Exercisable number of shares	9,000	9,000
Exercisable weighted average exercise price	$ 0.85	$ 0.9
Option 9 [Member]
Range of exercise prices	0.90	0.95
Number of shares outstanding	9,000	65,000
Weighted average contractual life	6 years 3 months 4 days	7 years 11 days
Weighted average exercise price	$ 0.90	$ 0.95
Exercisable number of shares	9,000	65,000
Exercisable weighted average exercise price	$ 0.90	$ 0.95
Option 10 [Member]
Range of exercise prices	0.95	1.2
Number of shares outstanding	65,000	207,800
Weighted average contractual life	6 years 9 months 11 days	4 years 8 months 2 days
Weighted average exercise price	$ 0.95	$ 1.2
Exercisable number of shares	65,000	207,800
Exercisable weighted average exercise price	$ 0.95	$ 1.2
Option 11 [Member]
Range of exercise prices	1.20	1.25
Number of shares outstanding	207,800	1,200
Weighted average contractual life	4 years 5 months 1 day	1 year 4 months 28 days
Weighted average exercise price	$ 1.20	$ 1.25
Exercisable number of shares	207,800	1,200
Exercisable weighted average exercise price	$ 1.20	$ 1.25
Option 12 [Member]
Range of exercise prices	1.25	1.35
Number of shares outstanding	1,200	1,200
Weighted average contractual life	1 year 1 month 24 days	2 years 4 months 24 days
Weighted average exercise price	$ 1.25	$ 1.35
Exercisable number of shares	1,200	1,200
Exercisable weighted average exercise price	$ 1.25	$ 1.35
Option 13 [Member]
Range of exercise prices	1.35	7.75
Number of shares outstanding	1,200	1,200
Weighted average contractual life	2 years 1 month 24 days	4 months 28 days
Weighted average exercise price	$ 1.35	$ 7.75
Exercisable number of shares	1,200	1,200
Exercisable weighted average exercise price	$ 1.35	$ 7.75
Option 14 [Member]
Range of exercise prices	7.75
Number of shares outstanding	1,200
Weighted average contractual life	1 month 27 days
Weighted average exercise price	$ 7.75
Exercisable number of shares	1,200
Exercisable weighted average exercise price	$ 7.75